Provisions and contingencies - Narrative (Details) - GBP (£) £ in Thousands	Oct. 31, 2019	Jan. 31, 2019
The School of Pharmacy, University of London
Disclosure of other provisions [line items]
Financial liabilities	£ 1,000
Financial liabilities, initial payment	£ 40
Discuva Limited
Disclosure of other provisions [line items]
Contingent liabilities, discount factor	13.00%
Contingent liabilities recognised as of acquisition date	£ 1,800	£ 1,700